Stockholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 18, 2016	May. 31, 2014	Feb. 16, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Stockholders' Equity (Deficit) (Textual)
Common stock, par value				$ 0.001
Common stock, shares authorized				100,000
Common stock, shares issued				31,436
Common stock, shares outstanding				31,436
Shareholders received, Description				The MSC's shareholders and holders of debt, notes, warrants and options received an aggregate of 1,353 shares of the Company's common stock and Ecoark's shareholders received an aggregate of 27,696 shares of the Company's common stock.
Stock based compensation				$ 28	$ 91
Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares of common stock granted		693	5,500
Option, Description				Stock Options vest over a three-year period as follows: 25% immediately; 25% on the first anniversary date; 25% on the second anniversary date; and 25% on the third anniversary date.
Vesting term		3 years
Additional stock issued						625
Option outstanding				659		1,318
Stock price				$ 2.50
Exercise price		$ 1.25		$ 2.50
Expected term		10 years		10 years
Volatility				100.00%
Discount rate				0.25%
Option converted to shares of common stock				2,450
Private Placement [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued				2,387
Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares of blank check preferred stock	5,000
Preferred stock, shares issued
Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, par value	$ 0.001
Common stock, shares authorized	100,000
Common stock, shares issued				31,436
Common stock, shares outstanding				31,436
Warrant [Member]
Stockholders' Equity (Deficit) (Textual)
Warrants issued				3,785
Warrants strike price				$ 5.00
Warrants expire date				Dec. 31, 2018
Warrant [Member] | Private Placement [Member]
Stockholders' Equity (Deficit) (Textual)
Warrants issued				2,389